Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 26, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2020
Ordinary shares, issued shares		56,000,000	56,000,000	50,000,000
Ordinary shares value		$ 6	$ 6	$ 5
ADS
Ordinary shares, issued shares		28,000,000	28,000,000
Number of ordinary shares per ADS	2
IPO | ADS
Number of American depository shares issued	3,000,000
ADS price per share	$ 10
Number of ordinary shares per ADS	2